RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
December 31, 2020 (remaining six months)	$ 6,000	$ 12,000
December 31, 2021	65,000	68,000
Long-term Debt	$ 71,000	$ 80,000